Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions

Note 7—Related-Party and Party-in-Interest Transactions

A large portion of the Plan’s assets are invested in Company Stock. Because Phillips 66 is the ultimate parent of the Company, transactions involving Company Stock qualify as related-party transactions. In addition, certain investments of the Plan are in shares of mutual funds and trusts managed by Vanguard. Since Vanguard is the Plan’s trustee, these transactions qualify as party-in-interest transactions. Northern Trust Company serves as the Plan's SVF trustee. Northern Trust has a fiduciary responsibility to the Plan. All of these transaction types were exempt from the prohibited transaction rules.